Consolidated Statements of Operations - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Consolidated Statements of Operations
Revenues	$ 0	$ 0
Operating expenses:
General and administrative expenses	3,759,554	3,974,919
Research and development expenses	1,611,094	2,396,838
Total operating expenses	5,370,648	6,371,757
Operating loss	(5,370,648)	(6,371,757)
Other income
Decrease to fair value of derivative	679,271	1,824,175
Total other income	679,271	1,824,175
Net loss	$ (4,691,377)	$ (4,547,582)
Earnings per share - basic and diluted
Net loss per common share - basic and diluted	$ (0.02)	$ (0.03)
Weighted average shares - basic and diluted	188,051,683	166,339,862